Taxes (Tables)	6 Months Ended
Mar. 31, 2023
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the Six Months Ended March 31
	2023	2022
Current tax provision
BVI	$-	$-
Hong Kong	-	-
PRC	135,493	183,754
	135,493	183,754
Deferred tax provision (benefit)
BVI	-	-
Hong Kong	-	-
PRC	68,560	(133,346)
	68,560	(133,346)
Income tax provision	$204,053	$50,408

Schedule of Deferred Tax Assets	Deferred tax assets are composed of the following:
	March 31, 2023	September 30, 2022
Deferred tax assets:
Net operating loss carry-forwards	$35,753	$107,661
Inventory reserve	136,460	134,626
Allowance for doubtful accounts	27,793	17,173
Total	200,006	259,460
Valuation allowance	(15,735)	(14,248)
Total deferred tax assets	$184,271	$245,212

Schedule of Movement of the Valuation Allowance	Movement of the valuation allowance:
	March 31, 2023	September 30, 2022
Beginning balance	$14,248	$13,636
Current year addition	965	2,022
Exchange difference	522	(1,410)
Ending balance	$15,735	$14,248

Schedule of Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2023 and 2022:
	For the Six Months Ended March 31,
	2023	2022
China Income tax statutory rate	25.0%	25.0%
Effect of PRC tax holiday	(9.9)%	(9.8)%
Permanent difference	0.0%	0.2%
Research and development tax credit	(4.8)%	(10.6)%
Change in valuation allowance	0.1%	(0.9)%
Effective tax rate	10.4%	3.9%

Schedule of Taxes Payable	Taxes payable consist of the following:
	March 31, 2023	September 30, 2022
Income tax payable	$289,427	$170,887
Value added tax payable	38,055	52,474
Other taxes payable	14,403	24,729
Total taxes payable	$341,885	$248,090